Average Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2040 Fund	May 30, 2023
Fidelity Advisor Freedom Blend 2040 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(18.98%)
Since Inception	5.10%	[1]
Fidelity Advisor Freedom Blend 2040 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(20.62%)
Since Inception	3.94%	[2]
Fidelity Advisor Freedom Blend 2040 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(22.26%)
Since Inception	3.60%	[3]
Fidelity Advisor Freedom Blend 2040 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(23.90%)
Since Inception	3.31%	[4]
Fidelity Advisor Freedom Blend 2040 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(24.98%)
Since Inception	1.73%	[4]
Fidelity Advisor Freedom Blend 2040 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(13.43%)
Since Inception	2.41%	[4]
Fidelity Advisor Freedom Blend 2040 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(19.04%)
Since Inception	5.01%	[5]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	8.55%
F0270
Average Annual Return:
Past 1 year	(18.14%)
Since Inception	4.97%

[1]	E From August 31, 2018
[2]	C From August 31, 2018
[3]	B From August 31, 2018
[4]	A From August 31, 2018
[5]	D From August 31, 2018